Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	$ 4,508,510	$ 2,010,363
Research and development	568,221	35,557
Loss from operations	(5,081,734)	(2,080,555)
Net loss	(5,855,416)	(2,037,496)
Comprehensive Loss	(6,776,867)	(2,038,842)
Parent Company [Member]
Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	(3,773,685)	(1,825,351)
Research and development	(525,000)
Loss from operations	(4,298,685)	(1,825,351)
Other loss	(577)	27,204
Loss from subsidiaries	(2,483,429)	(239,349)
Net loss	(6,782,691)	(2,037,496)
Foreign currency translation adjustments	5,824	(1,346)
Comprehensive Loss	$ (6,776,867)	$ (2,038,842)